Trade and other payables	12 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Trade and other payables
20.	Trade and other payables

Group’s trade and other payables as of June 30, 2019 and 2018 were as follows:

	06.30.20	06.30.19
Trade	22,650	19,672
Sales, rental and services payments received in advance	1,972	6,407
Construction obligations	407	1,331
Accrued invoices	1,221	1,705
Deferred incomes	142	-
Admission rights	1,017	-
Deposits in guarantee	101	-
Total trade payables	27,510	29,115
Dividends payable to non-controlling shareholders	355	569
Taxes payable	745	1,355
Construction obligations	-	1,451
Management fees (Note 32)	190	-
Others	10,009	2,639
Total other payables	11,299	6,014
Total trade and other payables	38,809	35,129

Non-current	2,986	2,830
Current	35,823	32,299
Total	38,809	35,129

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).